Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 05, 2025
Related Party Transactions [Line Items]
Related party total payments	$ 6,540	$ 48,386	$ 22,964	$ 83,449
EFHT’s [Member]
Related Party Transactions [Line Items]
Related party total payments			$ 120,000		$ 120,000
TransportCo [Member]
Related Party Transactions [Line Items]
Related party total payments					0	$ 196,425
Previously Reported [Member] | TransportCo [Member]
Related Party Transactions [Line Items]
Related party total payments					$ 103,308
Ashley Humble [Member]
Related Party Transactions [Line Items]
Percentage of owned					100.00%		100.00%